Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Maturity Profile Of Accrued Liabilities Based On Contractual Undiscounted Payments [Abstract]
Summary of Maturity Profile of Accrued Liabilities Based on Contractual Undiscounted Payments

The below table summarizes the maturity profile of the Group’s accrued liabilities based on contractual undiscounted payments:

	Less than 12 months	1 to 5 years	Total
December 31, 2025	€	€	€
Trade and other payables	5,114,186	—	5,114,186
Accrued liabilities	23,348,472	—	23,348,472
Lease Liabilities	310,692	894,952	1,205,644
	Less than 12 months	1 to 5 years	Total
December 31, 2024	€	€	€
Trade and other payables	4,562,900	—	4,562,900
Accrued liabilities	17,588,407	—	17,588,407
Lease Liabilities	354,902	1,006,729	1,361,631